Stockholders Equity (Details 2) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Weighted Average Grant Price, Beginning Balance	$ 0.03	$ 0.03	$ 0
Weighted Average Grant Price, Granted		0	0.03
Weighted Average Grant Price, Ending Balance		$ 0.03	$ 0.03
Warrant
Granted	1,401,250
Outstanding, Ending Balance	1,401,250	0
Weighted Average Grant Price, Beginning Balance	$ 0
Weighted Average Grant Price, Granted	0.50
Weighted Average Grant Price, Ending Balance	$ 0.50	$ 0
Outstanding, Beginning Balance	0
Weighted Average Remaining Contractual life In Years, Granted	5 years
Weighted Average Remaining Contractual life In Years	4 years 9 months 25 days